Deferred tax liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of deferred tax liabilities

The movements in deferred tax during the financial year are as follows:

	2025	2024
	USD	USD

As at 1 April	-	7,797
Expense/(credited) to profit or loss (Note 26):
Property, plant and equipment	21,243	(7,414)
Exchange differences	318	(383)

As at 31 March	21,561	-